SCHEDULE OF INTEGRATED CROSS BORDER LOGISTICS REVENUE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue, Major Customer [Line Items]
Revenues	$ 16,872,539	$ 19,444,182	$ 11,993,332
Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration Risk Percentage	100.00%	100.00%	100.00%
AUSTRALIA
Revenue, Major Customer [Line Items]
Revenues	$ 14,985,267	$ 17,860,666	$ 11,118,169
AUSTRALIA | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration Risk Percentage	88.80%	91.90%	92.70%
NEW ZEALAND
Revenue, Major Customer [Line Items]
Revenues	$ 1,887,272	$ 1,583,516	$ 875,163
NEW ZEALAND | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration Risk Percentage	11.20%	8.10%	7.30%